Property, plant and equipment - Summary of owned and leased assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment – owned	$ 67,345	$ 65,290
Right-of-use assets – leased	1,228	1,178	$ 1,003
Net book value	$ 68,573	$ 66,468